Financial assets at amortised cost - Schedule of Impairment (Details) - GBP (£) £ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
IMPAIRMENT (Details) - Schedule of Impairment [Line Items]
Allowance account for credit losses of financial assets	£ 4,997	£ 6,132
Expected credit loss in respect of financial assets at fair value through other comprehensive income (memorandum item)	3	5
Loans and advances to banks
IMPAIRMENT (Details) - Schedule of Impairment [Line Items]
Allowance account for credit losses of financial assets	2	4
Loans and advances to customers
IMPAIRMENT (Details) - Schedule of Impairment [Line Items]
Allowance account for credit losses of financial assets	4,646	5,701
Debt securities
IMPAIRMENT (Details) - Schedule of Impairment [Line Items]
Allowance account for credit losses of financial assets	1	1
Due from fellow Lloyds Banking Group undertakings
IMPAIRMENT (Details) - Schedule of Impairment [Line Items]
Allowance account for credit losses of financial assets	0	0
Financial assets at amortised cost
IMPAIRMENT (Details) - Schedule of Impairment [Line Items]
Allowance account for credit losses of financial assets	4,649	5,706
Loan commitments and financial guarantees
IMPAIRMENT (Details) - Schedule of Impairment [Line Items]
Allowance account for credit losses of financial assets	348	426
Stage 1
IMPAIRMENT (Details) - Schedule of Impairment [Line Items]
Allowance account for credit losses of financial assets	1,337	1,542
Expected credit loss in respect of financial assets at fair value through other comprehensive income (memorandum item)	3	5
Stage 1 | Loans and advances to banks
IMPAIRMENT (Details) - Schedule of Impairment [Line Items]
Allowance account for credit losses of financial assets	2	4
Stage 1 | Loans and advances to customers
IMPAIRMENT (Details) - Schedule of Impairment [Line Items]
Allowance account for credit losses of financial assets	1,173	1,347
Stage 1 | Debt securities
IMPAIRMENT (Details) - Schedule of Impairment [Line Items]
Allowance account for credit losses of financial assets	0	0
Stage 1 | Due from fellow Lloyds Banking Group undertakings
IMPAIRMENT (Details) - Schedule of Impairment [Line Items]
Allowance account for credit losses of financial assets	0	0
Stage 1 | Financial assets at amortised cost
IMPAIRMENT (Details) - Schedule of Impairment [Line Items]
Allowance account for credit losses of financial assets	1,175	1,351
Stage 1 | Loan commitments and financial guarantees
IMPAIRMENT (Details) - Schedule of Impairment [Line Items]
Allowance account for credit losses of financial assets	162	191
Stage 2
IMPAIRMENT (Details) - Schedule of Impairment [Line Items]
Allowance account for credit losses of financial assets	1,794	2,346
Expected credit loss in respect of financial assets at fair value through other comprehensive income (memorandum item)	0	0
Stage 2 | Loans and advances to banks
IMPAIRMENT (Details) - Schedule of Impairment [Line Items]
Allowance account for credit losses of financial assets	0	0
Stage 2 | Loans and advances to customers
IMPAIRMENT (Details) - Schedule of Impairment [Line Items]
Allowance account for credit losses of financial assets	1,616	2,125
Stage 2 | Debt securities
IMPAIRMENT (Details) - Schedule of Impairment [Line Items]
Allowance account for credit losses of financial assets	0	0
Stage 2 | Due from fellow Lloyds Banking Group undertakings
IMPAIRMENT (Details) - Schedule of Impairment [Line Items]
Allowance account for credit losses of financial assets	0	0
Stage 2 | Financial assets at amortised cost
IMPAIRMENT (Details) - Schedule of Impairment [Line Items]
Allowance account for credit losses of financial assets	1,616	2,125
Stage 2 | Loan commitments and financial guarantees
IMPAIRMENT (Details) - Schedule of Impairment [Line Items]
Allowance account for credit losses of financial assets	178	221
Stage 3
IMPAIRMENT (Details) - Schedule of Impairment [Line Items]
Allowance account for credit losses of financial assets	1,676	1,983
Expected credit loss in respect of financial assets at fair value through other comprehensive income (memorandum item)	0	0
Stage 3 | Loans and advances to banks
IMPAIRMENT (Details) - Schedule of Impairment [Line Items]
Allowance account for credit losses of financial assets	0	0
Stage 3 | Loans and advances to customers
IMPAIRMENT (Details) - Schedule of Impairment [Line Items]
Allowance account for credit losses of financial assets	1,667	1,968
Stage 3 | Debt securities
IMPAIRMENT (Details) - Schedule of Impairment [Line Items]
Allowance account for credit losses of financial assets	1	1
Stage 3 | Due from fellow Lloyds Banking Group undertakings
IMPAIRMENT (Details) - Schedule of Impairment [Line Items]
Allowance account for credit losses of financial assets	0	0
Stage 3 | Financial assets at amortised cost
IMPAIRMENT (Details) - Schedule of Impairment [Line Items]
Allowance account for credit losses of financial assets	1,668	1,969
Stage 3 | Loan commitments and financial guarantees
IMPAIRMENT (Details) - Schedule of Impairment [Line Items]
Allowance account for credit losses of financial assets	8	14
POCI
IMPAIRMENT (Details) - Schedule of Impairment [Line Items]
Allowance account for credit losses of financial assets	190	261
Expected credit loss in respect of financial assets at fair value through other comprehensive income (memorandum item)	0	0
POCI | Loans and advances to banks
IMPAIRMENT (Details) - Schedule of Impairment [Line Items]
Allowance account for credit losses of financial assets	0	0
POCI | Loans and advances to customers
IMPAIRMENT (Details) - Schedule of Impairment [Line Items]
Allowance account for credit losses of financial assets	190	261
POCI | Debt securities
IMPAIRMENT (Details) - Schedule of Impairment [Line Items]
Allowance account for credit losses of financial assets	0	0
POCI | Due from fellow Lloyds Banking Group undertakings
IMPAIRMENT (Details) - Schedule of Impairment [Line Items]
Allowance account for credit losses of financial assets	0	0
POCI | Financial assets at amortised cost
IMPAIRMENT (Details) - Schedule of Impairment [Line Items]
Allowance account for credit losses of financial assets	190	261
POCI | Loan commitments and financial guarantees
IMPAIRMENT (Details) - Schedule of Impairment [Line Items]
Allowance account for credit losses of financial assets	£ 0	£ 0